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Downers Grove, IL 60515
Telephone +1 630 933 9600
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invesco.com/ETFs
July 18, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco Actively Managed Exchange-Traded Fund Trust
1933 Act Registration No. 333-147622
1940 Act Registration No. 811-22148

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) that the Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 584 is the most recent Amendment to the Trust’s Registration Statement and was filed electronically with the Securities and Exchange Commission on July 15, 2025.
Please direct any comments or questions with respect to the Amendment to me at (630) 315-2341 or will.mcallister@invesco.com.
Very truly yours,
/s/ Will McAllister
Will McAllister
Senior Counsel